Consolidated Statements of Operations and Comprehensive Income	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Cost of revenues [Member] USD ($)	Dec. 31, 2012 Cost of revenues [Member] CNY	Dec. 31, 2011 Cost of revenues [Member] CNY	Dec. 31, 2010 Cost of revenues [Member] CNY	Dec. 31, 2012 Product development [Member] USD ($)	Dec. 31, 2012 Product development [Member] CNY	Dec. 31, 2011 Product development [Member] CNY	Dec. 31, 2010 Product development [Member] CNY	Dec. 31, 2012 Sales and marketing [Member] USD ($)	Dec. 31, 2012 Sales and marketing [Member] CNY	Dec. 31, 2011 Sales and marketing [Member] CNY	Dec. 31, 2010 Sales and marketing [Member] CNY	Dec. 31, 2012 General and administrative [Member] USD ($)	Dec. 31, 2012 General and administrative [Member] CNY	Dec. 31, 2011 General and administrative [Member] CNY	Dec. 31, 2010 General and administrative [Member] CNY
Net revenues:
Online game revenues generated in China	$ 693,449,000	4,320,257,000	4,975,464,000	4,318,893,000
Other revenues	58,087,000	361,888,000	306,432,000	185,815,000
Total net revenues	751,536,000	4,682,145,000	5,281,896,000	4,504,708,000
Cost of revenues:
Third parties	(150,397,000)	(936,987,000)	(1,152,855,000)	(1,032,639,000)
Related parties	(124,302,000)	(774,416,000)	(903,096,000)	(804,543,000)
Total cost of revenues	(274,699,000)	(1,711,403,000)	(2,055,951,000)	(1,837,182,000)
Gross profit	476,837,000	2,970,742,000	3,225,945,000	2,667,526,000
Operating expenses:
Product development	(105,727,000)	(658,689,000)	(694,329,000)	(465,793,000)
Sales and marketing
Third parties	(37,526,000)	(233,789,000)	(255,110,000)	(275,267,000)
Related parties	(58,193,000)	(362,547,000)	(355,135,000)	(226,542,000)
General and administrative	(54,169,000)	(337,480,000)	(447,333,000)	(367,029,000)
Total operating expenses	(255,615,000)	(1,592,505,000)	(1,751,907,000)	(1,334,631,000)
Income from operations	221,222,000	1,378,237,000	1,474,038,000	1,332,895,000
Interest income
Third parties	23,037,000	143,527,000	102,891,000	59,709,000
Related parties	13,437,000	83,711,000	32,490,000	1,997,000
Interest expense
Third parties	(15,027,000)	(93,620,000)	(10,791,000)	(284,000)
Related parties	(4,300,000)	(26,787,000)	(12,150,000)	(11,059,000)
Investment income	21,000	133,000	543,000	214,000
Other income, net	14,629,000	91,137,000	194,250,000	226,923,000
Income before income tax expenses and equity in losses of affiliated companies	253,019,000	1,576,338,000	1,781,271,000	1,610,395,000
Income tax expenses	(67,216,000)	(418,762,000)	(485,278,000)	(300,352,000)
Equity in losses of and impairments of investments in affiliated companies	(3,368,000)	(20,981,000)	(10,004,000)	(5,376,000)
Net income	182,435,000	1,136,595,000	1,285,989,000	1,304,667,000
Less: Net income attributable to non-controlling interests	(3,718,000)	(23,165,000)	(21,115,000)	(15,846,000)
Net income attributable to Shanda Games Limited	178,717,000	1,113,430,000	1,264,874,000	1,288,821,000
Redeemable non-controlling interests redemption value accretion	0	0	(558,000)	0
Net income attributable to Shanda Games Limited's ordinary shareholders	178,717,000	1,113,430,000	1,264,316,000	1,288,821,000
Net income	182,435,000	1,136,595,000	1,285,989,000	1,304,667,000
Other comprehensive income (loss), net of tax:
Unrealized (loss) gain on marketable securities	543,000	3,384,000	(1,540,000)	(3,842,000)
Currency translation adjustments of the Company	1,077,000	6,711,000	7,260,000	17,409,000
Currency translation adjustments of affiliated companies /subsidiaries	4,547,000	28,327,000	(53,052,000)	6,277,000
Comprehensive income	188,602,000	1,175,017,000	1,238,657,000	1,324,511,000
Comprehensive income attributable to non-controlling interests	(5,045,000)	(31,429,000)	(1,529,000)	(17,659,000)
Comprehensive income attributable to Shanda Games Limited	183,557,000	1,143,588,000	1,237,128,000	1,306,852,000
Earnings per ordinary share:
Basic (per share)	$ 0.32	2.01	2.23	2.26
Diluted (per share)	$ 0.32	2.01	2.23	2.26
Weighted average ordinary shares used in per share calculation:
Basic (shares)	554,813,612	554,813,612	567,138,809	570,645,594
Diluted (shares)	554,842,073	554,842,073	567,178,693	570,795,057
Share-based compensation included in:
Share-based compensation expense					$ (41,000)	(254,000)	(958,000)	(761,000)	$ (3,228,000)	(20,113,000)	(24,094,000)	(29,778,000)	$ (30,000)	(188,000)	(213,000)	(293,000)	$ (3,520,000)	(21,928,000)	(65,707,000)	(75,095,000)